Atlantic Acquisition - Schedule of allocation of total purchase price to net assets acquired (Details) - Atlantic Acquisition [Member]	Mar. 31, 2022 USD ($) Share	Apr. 15, 2021 CAD ($) Share	Apr. 15, 2021 USD ($) Share
Disclosure of detailed information about business combination [line items]
Current assets			$ 671,709
Plant and equipment			12,898,994
Land			662,910
Buiding			4,576,290
Sales taxes refunds			75,780
Intangible assets			696,192
Goodwill			13,154,585
Accounts payable			(3,198,591)
Long-term debt	$ (10,978,065)	$ (13,639,249)	(10,978,065)
Net Assets Acquired			18,559,804
Consideration paid, value		$ 23,300,000	18,600,000
Total Consideration	17,191,332		$ 18,559,804
Number of instruments or interests issued or issuable | Share		1,000,000	1,000,000
Closing Common Shares [Member]
Disclosure of detailed information about business combination [line items]
Consideration paid, value	$ 15,174,278		$ 15,174,278
Number of instruments or interests issued or issuable | Share	800,000
Milestone Common Shares [Member]
Disclosure of detailed information about business combination [line items]
Current assets	$ 2,017,054		$ 3,385,526
Number of instruments or interests issued or issuable | Share	200,000